Significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2023
Significant Accounting Policies
Schedule of fixed asset depreciation rate
Class of fixed asset	Depreciation rate
Leasehold improvements	Remaining lease term
IT equipment	10-25%
Other equipment	20%

Schedule of intangible asset amortisation rate	The following useful lives are applied:
Class of fixed asset	Amortisation rate
Patents	5%
Trademarks	10%
Databases	16.67%